CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividends (in usd per share)	$ 2.20	$ 2.04	$ 1.94